Taxation (Movement of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
TAXATION [Abstract]
Balance at beginning of period	(34,029)	(29,527)	(38,572)
Current period addition	(3,043)	(8,153)	(2,612)
Current period reversal	6,185	3,651	11,657
Balance at end of the period	(30,887)	(34,029)	(29,527)